NET LOSS PER COMMON SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

NOTE 9 — NET LOSS PER COMMON SHARE

Net loss per common share is calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic loss per share is computed by dividing net loss available to common stockholder, adjusted for preferred dividends, by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include anti-dilutive common stock equivalents in the weighted average shares outstanding.

The following table sets forth the computation of basic and diluted loss per share:

	For the Three Months ended June 30, 2014	For the Three Months ended June 30, 2013	For the Six Months ended June 30, 2014	For the Six Months ended June 30, 2013
Numerator:
Net loss	$(3,840,338)	$(1,987,728)	$(6,953,161)	$(5,044,226)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	280,270,650	273,292,023	279,065,711	271,700,310

Net loss per common share, basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.02)

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	June 30, 2014	June 30, 2013
Common stock equivalents:
Stock options	32,900,000	33,200,000
Stock warrants	21,244,621	12,809,031
Convertible preferred stock	28,818,000	—
	82,962,621	46,009,031

NOTE 12 — NET LOSS PER COMMON SHARE

Net loss per common share is calculated in accordance with ASC Topic 260, “Earnings Per Share”. Basic loss per share is computed by dividing net loss available to common stockholders, adjusted for preferred dividends, by the weighted average number of shares of common stock outstanding during the period. The computation of diluted net loss per share does not include anti-dilutive common stock equivalents in the weighted average shares outstanding. The following table sets forth the computation of basic and diluted loss per share:

	For the year ended December 31, 2013	For the year ended December 31, 2012

Numerator:
Loss from continuing operations available to common stockholders	$(18,205,047)	$(51,776,676)
Loss from discontinued operations	$—	$(50,298)

Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	272,620,776	219,530,283

Loss per common share, basic and diluted:
Loss from continuing operations	$(0.07)	$(0.24)
Loss from discontinued operations	$(0.00)	$(0.00)

The following were excluded from the computation of diluted shares outstanding as they would have had an anti-dilutive impact on the Company’s loss from continuing operations and loss from discontinued operations. In periods where the Company has a net loss, all dilutive securities are excluded.

	December 31, 2013	December 31, 2012
Common stock equivalents:
Stock options	32,900,000	35,298,000
Stock warrants	26,244,621	16,255,779
Convertible preferred stock	33,555,000	—

	92,699,621	51,553,779